Financial Assets and Financial Liabilities - Summary of Fair Value Hierarchy (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Mar. 25, 2022	Dec. 31, 2021
Categories of financial assets [abstract]
Total financial assets	€ 758,741		€ 804,101
Categories of financial liabilities [abstract]
Convertible senior notes	399,186
Derivative liabilities	157,950	€ 142,500
Total financial liabilities	767,359		164,378
Carrying amount [member]
Categories of financial assets [abstract]
Financial assets at amortised cost	298,180		343,358
Total financial assets	298,180		343,358
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	399,186
Total financial liabilities at fair value through profit or loss	157,950
Total financial liabilities	157,950
Fair value [member]
Categories of financial assets [abstract]
Financial assets at amortised cost	295,843		342,731
Total financial assets	295,843		342,731
Categories of financial liabilities [abstract]
Financial liabilities at amortised cost	382,459
Total financial liabilities at fair value through profit or loss	157,950
Total financial liabilities	157,950
Level 1 [member] | Carrying amount [member]
Categories of financial assets [abstract]
Marketable Securities	298,180		343,358
Level 1 [member] | Fair value [member]
Categories of financial assets [abstract]
Marketable Securities	295,843		342,731
Level 3 [member]
Categories of financial liabilities [abstract]
Derivative liabilities	157,950		€ 0
Level 3 [member] | Carrying amount [member]
Categories of financial liabilities [abstract]
Convertible senior notes	399,186
Derivative liabilities	157,950
Level 3 [member] | Fair value [member]
Categories of financial liabilities [abstract]
Convertible senior notes	382,459
Derivative liabilities	€ 157,950